Trade receivables and other assets	3 Months Ended
Mar. 31, 2021
Trade receivables and other assets
Trade receivables and other assets

7 Trade receivables and other assets

in EUR k	Dec 31, 2020	Mar 31, 2021
Non‑current
Other assets - Rental deposits	1,867	2,923
Other assets – Others	100	100
	1,967	3,023
Current
Trade receivables, net	25,656	25,863
Contract assets, net	3,543	2,741
Other assets	8,286	8,171
	37,485	36,775
Total non-current and current trade receivables and other assets	39,452	39,798

Other non-current assets

The non-current portion of other assets mainly include cash deposits of EUR 2,250k used to secure a bank guarantee of EUR 3,000k relating to the leases of Rostock headquarters building, cash deposits of EUR 192k, used to secure a bank guarantee of EUR 257k, relating to the leases of Berlin office and EUR 285k for the leases of certain plant and machineries. It also includes the non-current part of the consideration receivable for the sale of LPC for EUR 100k. (see note 6.2).

Trade receivables and contract assets

Trade receivables are non-interest bearing and are generally due in 30 to 90 days.  In general, portfolio-based expected credit loss allowances are recognized on trade receivables and contract assets.

in EUR k	Dec 31, 2020	Mar 31, 2021
Not past due	24,185	21,768
Past due 1-30 days	2,228	4,117
Past due 31-90 days	797	869
Past due more than 90 days	6,757	6,713
Total gross amount of trade receivables and contract assets	33,967	33,467

Expected credit loss rate
Not past due	1.6%	0.7%
Past due 1-30 days	3.1%	2.3%
Past due 31-90 days	7.7%	8.5%
Past due more than 90 days	63.0%	67.8%
Expected credit loss rate on total gross trade receivables and contract assets	14.0%	14.5%

Expected credit loss	4,768	4,863

The addition to the allowance for expected credit losses amounts to EUR 95k, which was included in the impairment of financial assets in the profit and loss account (the three months ended March 31, 2020: EUR 1,174k).

Other current assets

The current assets include VAT receivables of EUR 259k (December 31, 2020: EUR 226k), prepaid expenses of EUR 3,781k (December 31, 2020: EUR 4,431k), receivables related to exercised share-based payment grants of EUR 1,225k (December 31, 2020:  1,253k), receivables related to COVID-19 bank or credit card transactions of EUR 1,260k (December 31, 2020:  1,076k), as well as receivables from grants of EUR 442k (2020: EUR 442k).